CONSOLIDATED STATEMENTS OF COMPREHESIVE INCOME (LOSS) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED STATEMENTS OF COMPREHESIVE INCOME (LOSS)
Net income (loss)	$ 6,534	39,550	75,636	(6,950)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(134)	(810)	(62)	(1,661)
Comprehensive income (loss)	$ 6,400	38,740	75,574	(8,611)